Segment information - Reporting segments (Details)		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024 item segment
Disclosure of operating segments
Number of distinct businesses | item		2
Number of reportable segments | segment		6
ORYX GTL
Disclosure of operating segments
Interest in joint ventures (as a percent)	49.00%
Fuels | ORYX GTL
Disclosure of operating segments
Interest in joint ventures (as a percent)	49.00%
Fuels | South Africa
Disclosure of operating segments
Percentage of supply of fuel	40.00%	40.00%